Dividends on ordinary shares	6 Months Ended
Jun. 30, 2021
Disclosure of dividends [text block] [Abstract]
Dividends on ordinary shares
Note 19: Dividends on ordinary shares
An interim dividend for 2021 of 0.67 pence per ordinary share will be paid on 13 September 2021. The total amount of this dividend is £473 million.
The Group did not pay any dividends during 2020 following a specific request of the regulator, the PRA, in line with all other major UK listed banks, as a result of the developing coronavirus crisis.
On 25 May 2021, a final dividend in respect of 2020 of 0.57 pence per share, totalling £404 million, the maximum allowable under PRA guidelines, was paid to shareholders.
Shareholders who have already joined the dividend reinvestment plan will automatically receive shares instead of the cash dividend. Key dates for the payment of the recommended dividend are:

Shares quoted ex-dividend	5 August 2021

Record date	6 August 2021

Final date for joining or leaving the dividend reinvestment plan	20 August 2021

Dividend paid	13 September 2021